FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 5 - FAIR VALUE MEASUREMENTS

The carrying value of cash and equivalents, deposit held in escrow and accounts payable approximates their estimated fair values due to the short maturities of these instruments.

Fair value is measured using inputs from the three levels of the fair value hierarchy, which are described as follows:

·	Level 1 - observable inputs such as quoted prices for identical instruments in active markets.

·	Level 2 - inputs other than quoted prices in active markets that are observable either directly or indirectly through corroboration with observable market data.

·	Level 3 - unobservable inputs in which there is little or no market data, which would require the Company to develop its own assumptions.

The carrying value of cash and equivalents, deposit held in escrow and accounts payable approximates their estimated fair values due to the short maturities of these instruments.

Fair value is measured using inputs from the three levels of the fair value hierarchy, which are described as follows:

•	Level 1 - observable inputs such as quoted prices for identical instruments in active markets.

•	Level 2 - inputs other than quoted prices in active markets that are observable either directly or indirectly through corroboration with observable market data.

•	Level 3 - unobservable inputs in which there is little or no market data, which would require the Company to develop its own assumptions.